Note 22 - Capital Management (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions							12 Months Ended
	Sep. 29, 2021 CAD ($) $ / shares shares	Sep. 29, 2021 USD ($) shares	Sep. 29, 2021 CAD ($) $ / shares	Sep. 21, 2021 CAD ($) $ / shares shares	Sep. 21, 2021 USD ($) shares	Apr. 30, 2021 CAD ($) $ / shares shares	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Sep. 29, 2021 $ / shares	Sep. 21, 2021 $ / shares	Apr. 30, 2021 USD ($)
Statement Line Items [Line Items]
Maximum percentage of credit risk-weighted assets for allowance							1.25%
Shares redeemed during period (in shares) | shares						1,681,320
Shares redeemed, price per share (in CAD per share) | $ / shares						$ 10.00
Payments for redemption of preference shares						$ 16,800
Payments for share issue costs			$ 5,400			1,100
Number of shares issued for offering (in shares) | shares	825,000	825,000		5,500,000	5,500,000
Shares issued, price per share (in dollars per share) | (per share)	$ 12.68		$ 12.68	$ 12.80					$ 10.00	$ 10.00
Proceeds from issue of ordinary shares	$ 8,300	$ 8.3	$ 73,200	$ 55,000	$ 55.0		$ 73,226	$ 0
Overallotment shares, percent of shares issued in offering	15.00%		15.00%						15.00%
Issue of equity			$ 75,100
Required minimum capital ratio, common equity tier 1							7.00%
Required minimum capital ratio, tier 1 capital							8.50%
Required minimum capital ratio, total capital							10.50%
Capital conservation buffer							2.50%
Minimum leverage ratio							3.00%
Subordinated notes payable [member]
Statement Line Items [Line Items]
Total borrowings						$ 92,100	$ 95,272	$ 4,889			$ 75.0
Borrowings, interest rate						5.00%					5.00%
Subordinated notes payable [member] | Three month Bankers' Acceptance Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis						3.61%					3.61%